Reinsurance - Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of Reinsurance [Line Items]
Premiums receivable		$ 70.2	$ 84.2
Reinsurance recoverable	7,053.0	7,379.3	7,723.4
Total		7,449.5	7,807.6
Future policy benefits and contract owner account balances		78,676.4	80,635.0
Liability for funds withheld under reinsurance agreements	1,281.6	1,236.6	1,307.6
Total		79,913.0	81,942.6
Direct
Effects of Reinsurance [Line Items]
Premiums receivable		96.9	90.7
Reinsurance recoverable		0	0
Total		96.9	90.7
Future policy benefits and contract owner account balances		82,185.3	84,265.7
Liability for funds withheld under reinsurance agreements		1,236.6	1,307.6
Total		83,421.9	85,573.3
Assumed
Effects of Reinsurance [Line Items]
Premiums receivable		384.7	391.5
Reinsurance recoverable		0	0
Total		384.7	391.5
Future policy benefits and contract owner account balances		3,870.4	4,092.7
Liability for funds withheld under reinsurance agreements		0	0
Total		3,870.4	4,092.7
Ceded
Effects of Reinsurance [Line Items]
Premiums receivable		(411.4)	(398.0)
Reinsurance recoverable		7,379.3	7,723.4
Total		6,967.9	7,325.4
Future policy benefits and contract owner account balances		(7,379.3)	(7,723.4)
Liability for funds withheld under reinsurance agreements		0	0
Total		$ (7,379.3)	$ (7,723.4)